Financial instruments - Additional information (Details)	12 Months Ended
Dec. 31, 2018
Debt instruments | Minimum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	6.40%
Debt instruments | Maximum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	7.50%
Long-term loans | Minimum
Disclosure of detailed information about financial instruments
Comparable marketable interest rate	9.00%
Long-term loans | Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	9 years
Comparable marketable interest rate	35.00%